Deferred revenue	12 Months Ended
Dec. 31, 2017
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Deferred revenue
29.	Deferred revenue

Deferred revenue primarily consists of right of use sold but not used by prepaid subscribers and it is classified as current at 31 December 2017 and 2016. The amount of deferred revenue is TL 193,381 and TL 93,800 as at 31 December 2017 and 2016, respectively.